Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 1,235	$ 5,615
Restricted cash	130	119
Trade receivables, net of allowance for credit losses of $1,566 and $1,262 as of June 30, 2025 and December 31, 2024, respectively	16,991	24,358
Institutions	4,598	4,227
Inventories	17,397	15,876
Other current assets	6,101	4,413
TOTAL CURRENT ASSETS	46,452	54,608
NON-CURRENT ASSETS:
Restricted long term bank deposit	151	139
Restricted investment in marketable securities	3,096	3,215
Operating lease right of use assets	10,742	10,515
Property and equipment, net	31,085	27,461
Other non-current assets	2,997	2,707
Intangible assets:
Customer relationships	13,046	12,081
Technology	3,054	3,589
Goodwill	22,854	20,282
Other intangible asset	3,329	3,648
TOTAL NON-CURRENT ASSETS	90,354	83,637
TOTAL ASSETS	136,806	138,245
CURRENT LIABILITIES:
Short-term borrowing and current maturities of bank loan	8,608	3,353
Short-term loan relating to factoring arrangements	9,237	13,184
Trade payables	24,441	18,130
Employee related obligations	12,163	8,887
Accrued expenses	8,713	5,805
Deferred revenues	1,246	883
Current maturities of operating lease liabilities	2,601	2,315
Current maturities of finance lease liabilities	25	45
Warrants and phantom warrants to purchase ordinary shares	276	206
Other current liabilities (including $0 and $890 due to related parties as of June 30, 2025 and December 31, 2024, respectively)	3,564	3,920
TOTAL CURRENT LIABILITIES	70,874	56,728
LONG-TERM LIABILITIES:
Long-term debt measured under the fair value option	27,357	17,777
Long-term bank loan	7,820	4,128
Operating lease liabilities	7,593	7,528
Finance lease liabilities	39	43
Long-term employee related obligations	151	1,416
Employee rights upon retirement	1,384	1,347
Other long-term liabilities (including $1,770 and $0 due to related parties as of June 30, 2025 and December 31, 2024, respectively)	3,728	948
TOTAL LONG-TERM LIABILITIES	48,072	33,187
COMMITMENTS AND CONTINGENT LIABILITIES
TOTAL LIABILITIES	118,946	89,915
SHAREHOLDERS’ EQUITY:
Ordinary shares (No par value per shares, 34,930,909 and NIS 0.23 par value per shares 14,269,282 shares authorized as of June 30, 2025 and December 31, 2024 ; 18,743,137 and 18,720,287 shares issued and outstanding as of June 30, 2025 and December 31, 2024 respectively)	865	865
Additional paid-in capital	276,927	275,390
Other comprehensive loss	(13,406)	(2,913)
Accumulated deficit	(246,526)	(225,012)
TOTAL SHAREHOLDERS’ EQUITY	17,860	48,330
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 136,806	$ 138,245